Fair Value Measurements, Changes in Fair Value of Financial Instruments Classified as Level 3 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Swap	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Fair Value Measurements [Abstract]
Number of natural gas basis swaps categorized as Level 3 | Swap	14
Contingent Liability [Member]
Changes in fair value of financial instruments classified as Level 3 in the fair value hierarchy [Roll Forward]
Balance, beginning of period	$ 0.0	$ 0.0	$ 15.3
Settlements included in Revenue		0.0	0.0
Unrealized losses included in OCI		0.0
TPL contingent consideration (Note 4 - Business Acquisitions)	4.2
Change in fair value of contingent liability included in Other Income	(1.2)		(15.3)
New Level 3 instruments	0.0
Transfers out of Level 3	0.0	0.0
Balance, end of period	3.0	0.0	0.0
Commodity Derivative Contracts Liability/ (Asset) [Member]
Changes in fair value of financial instruments classified as Level 3 in fair value hierarchy [Roll Forward] [Roll Forward]
Balance, beginning of period	(1.7)	(0.7)	0.6
Settlements included in Revenue		(0.2)	(1.3)
Unrealized losses included in OCI		(1.1)
Transfers out of Level 3	1.7	0.3
New Level 3 instruments	(3.7)
Balance, end of period	$ (3.7)	$ (1.7)	$ (0.7)